CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	IPO [Member]	Common Stock [Member]	Common Stock [Member] IPO [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] IPO [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total shareholders' (deficit) equity attributable to RenalytixAI [Member]	Total shareholders' (deficit) equity attributable to RenalytixAI [Member] IPO [Member]	Noncontrolling interests [Member]
Beginning balance at Jun. 30, 2020	$ 15,912		$ 179		$ 69,650		$ (1,200)	$ (52,717)	$ 15,912
Beginning balance, Shares at Jun. 30, 2020			59,416,134
Sale of ordinary shares, net of offering costs underwriting fees (Value)		$ 76,134		$ 40		$ 76,094				$ 76,134
Sale of ordinary shares, net of offering costs underwriting fees (Shares)				12,613,500
VericiDx distribution in specie					1,638		(25)		1,613		$ (1,613)
Stock-based compensation expense	501				501		0		501
Currency translation adjustments	2,188						2,255		2,255		(67)
Net loss	(7,614)							(7,221)	(7,221)		(393)
Ending balance at Sep. 30, 2020	87,121		$ 219		147,883		1,030	(59,938)	89,194		(2,073)
Ending balance, shares at Sep. 30, 2020			72,029,634
Beginning balance at Jun. 30, 2020	15,912		$ 179		69,650		(1,200)	(52,717)	15,912
Beginning balance, Shares at Jun. 30, 2020			59,416,134
Net loss	(16,740)
Ending balance at Dec. 31, 2020	86,897		$ 219		148,408		7,116	(68,846)	86,897
Ending balance, shares at Dec. 31, 2020			72,029,634
Beginning balance at Sep. 30, 2020	87,121		$ 219		147,883		1,030	(59,938)	89,194		(2,073)
Beginning balance, Shares at Sep. 30, 2020			72,029,634
VericiDx noncontrolling interest upon deconsolidation	2,296
Stock-based compensation expense	525				525				525
Currency translation adjustments	6,081						6,086		6,086		(5)
Net loss	(9,126)							(8,908)	(8,908)		$ (218)
Ending balance at Dec. 31, 2020	86,897		$ 219		148,408		7,116	(68,846)	86,897
Ending balance, shares at Dec. 31, 2020			72,029,634
Beginning balance at Jun. 30, 2021	71,461		$ 220		150,407		8,276	(87,442)	71,461
Beginning balance, Shares at Jun. 30, 2021			72,197,286
Shares issued under the employee share purchase plan (Value)	120				120				120
Shares issued under the employee share purchase plan (Shares)			10,920
Stock-based compensation expense	997				997		0	0	997
Exercise of stock options (Value)	86				86				86
Exercise of stock options (Shares)			32,500
Currency translation adjustments	(2,585)						(2,585)	0	(2,585)
Net loss	(10,106)							(10,106)	(10,106)
Ending balance at Sep. 30, 2021	59,973		$ 220		151,610		5,691	(97,548)	59,973
Ending balance, shares at Sep. 30, 2021			72,240,706
Beginning balance at Jun. 30, 2021	$ 71,461		$ 220		150,407		8,276	(87,442)	71,461
Beginning balance, Shares at Jun. 30, 2021			72,197,286
Exercise of stock options (Shares)	100,724
Net loss	$ (25,428)
Ending balance at Dec. 31, 2021	45,800		$ 220		152,662		5,788	(112,870)	45,800
Ending balance, shares at Dec. 31, 2021			72,308,930
Beginning balance at Sep. 30, 2021	59,973		$ 220		151,610		5,691	(97,548)	59,973
Beginning balance, Shares at Sep. 30, 2021			72,240,706
Stock-based compensation expense	941				941				941
Exercise of stock options (Value)	111				111				111
Exercise of stock options (Shares)			68,224
Currency translation adjustments	97						97		97
Net loss	(15,322)							(15,322)	(15,322)
Ending balance at Dec. 31, 2021	$ 45,800		$ 220		$ 152,662		$ 5,788	$ (112,870)	$ 45,800
Ending balance, shares at Dec. 31, 2021			72,308,930